CONSOLIDATED STATEMENT OF STOCKHOLDERS' DEFICIT - USD ($)	Preferred Stock	Preferred Stock Series B	Common Stock	Common Stock, Subscribed	Additional Paid-In Capital	Accumulated Deficit	Noncontrolling Interest	Total
Beginning balance, Amount at Dec. 31, 2015	$ 16,000		$ 1,641	$ 100,000	$ 9,830,438	$ (13,230,883)		$ (3,282,804)
Beginning balance, Shares at Dec. 31, 2015	80,000		1,641,445
Common stock issued for services rendered, Amount			$ 86		322,975			323,061
Common stock issued for services rendered, Shares			85,600
Series B preferred stock issued for services rendered, Amount		$ 5,616						5,616
Series B preferred stock issued for services rendered, Shares		160,000
Common stock issued in settlement of related party accounts payable, Amount			$ 30		80,403			80,433
Common stock issued in settlement of related party accounts payable, Shares			30,000
Common stock issued in connection with convertible debt, Amount			$ 8		29,992			30,000
Common stock issued in connection with convertible debt, Shares			8,000
Common stock issued in consideration of loan extension, Amount			$ 3		17,967			17,970
Common stock issued in consideration of loan extension, Shares			3,000
Sale of common stock, Amount			$ 50		99,950			100,000
Sale of common stock, Shares			50,000
Change in fair value of modifications of options					53,858			53,858
Fair value of vested options					183,249			183,249
Reclassify fair value of debt derivative at payoff of note payable					262,271			262,271
Net loss						(5,903,982)		(5,903,982)
Ending balance, Amount at Dec. 31, 2016	$ 16,000	$ 5,616	$ 1,818	$ 100,000	10,881,103	(19,134,865)		(8,130,328)
Ending balance, Shares at Dec. 31, 2016	80,000	160,000	1,818,045
Common stock issued for services rendered, Amount			$ 49		431,279			431,328
Common stock issued for services rendered, Shares			49,531
Common stock issued in settlement of convertible debt , Amount			$ 137		1,366,063			1,366,200
Common stock issued in settlement of convertible debt , Shares			136,620
Sale of common stock, Amount			$ 437		939,563			940,000
Sale of common stock, Shares			436,667
Common stock issuable for services rendered					80,000			80,000
Fair value of vested options					319,460			319,460
Reclassify fair value of debt derivative at modification of note payable					30,806,073			30,806,073
Net loss						(29,705,669)		(29,705,669)
Ending balance, Amount at Dec. 31, 2017	$ 16,000	$ 5,616	$ 2,441	$ 100,000	44,823,541	(48,840,534)		(3,892,936)
Ending balance, Shares at Dec. 31, 2017	80,000	160,000	2,440,863
Common stock issued for services rendered, Amount			$ 10		157,400			157,410
Common stock issued for services rendered, Shares			10,000
Sale of common stock, Amount			$ 70		1,299,930
Sale of common stock, Shares			70,000
Effect of adoption of ASU 2017-11						175,975		175,975
Common stock issued for services accrued in 2017, Shares			10,000
Common stock issued for services accrued in 2017, Amount			$ 10		(10)
Common stock issued in connection with notes payable, Shares			1,000
Common stock issued in connection with notes payable, Amount			$ 1		25,499			25,500
Proceeds from common stock subscription				100,000				100,000
Stock based compensation					1,398,614			1,398,614
Common stock issued in connection with note payable extension, Shares			1,000
Common stock issued in connection with note payable extension, Amount			$ 1		11,999
Net loss						(4,106,473)	(3,373)	(4,109,846)
Ending balance, Amount at Sep. 30, 2018	$ 16,000	$ 5,616	$ 2,533	$ 200,000	$ 47,716,973	$ (52,771,032)	$ (3,373)	$ (4,833,283)
Ending balance, Shares at Sep. 30, 2018	80,000	160,000	2,532,863